Loans and Allowance for Loan Losses, Nonperforming Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Composition of nonperforming assets [Abstract]
Loans 90 days or more past due and still accruing	$ 684,422	$ 684,422	$ 684,422
Total non-accruing loans, current	788,141	965,708	1,185,435
Total non-accruing loans - past due 30 days or more	1,885,727	2,402,563	2,921,086
Total nonaccruing loans	2,673,868	3,368,271	4,106,521
Total nonperforming loans	3,358,290	4,052,693	4,790,943
Other real estate owned	1,440,900	1,715,138	779,500
Total nonperforming assets	4,799,190	5,767,831	5,570,443
Interest not accrued to income on nonaccruing loans	178,546	118,643	156,805
Real Estate Mortgages Construction, Land Development, and Land [Member]
Composition of nonperforming assets [Abstract]
Loans 90 days or more past due and still accruing	0	0	0
Total non-accruing loans, current	550,614	965,708	761,189
Total non-accruing loans - past due 30 days or more	325,966	255,081	409,938
Real Estate Mortgages Residential 1 to 4 Family [Member]
Composition of nonperforming assets [Abstract]
Total non-accruing loans, current	237,527	0	335,758
Total non-accruing loans - past due 30 days or more	668,794	1,214,516	25,985
Real Estate Mortgages Commercial Properties [Member]
Composition of nonperforming assets [Abstract]
Loans 90 days or more past due and still accruing	684,422	684,422	684,422
Total non-accruing loans, current	0	0	88,488
Total non-accruing loans - past due 30 days or more	890,967	932,966	2,478,049
Commercial [Member]
Composition of nonperforming assets [Abstract]
Loans 90 days or more past due and still accruing	0	0	0
Total non-accruing loans - past due 30 days or more	$ 0	$ 0	$ 7,114